SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Nov. 13, 2023	Oct. 26, 2023	Oct. 31, 2023
Subsequent Event [Line Items]
Sale of stock			119,984
Proceeds from customers			$ 119,388
ProSeeds Ltd [Member]
Subsequent Event [Line Items]
Acquisition of shares		100,000
Acquisition of shares	100.00%	100.00%
Sale of stock	12,000,000	12,000,000
Value of per shares	$ 1.00	$ 1.00